Earnings/(Loss) Per Share (Details Narrative) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Options outstanding		28,510,727		12,150,000